Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
20 .	Leases
The Group leases certain office premises and equipment to support its core business under noncancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease
components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less. As of December 31, 2021 and 2022, the Group had 4 long-term leases that were classified as financing leases. As of December 31, 2021 and 2022, the Group had no significant lease contract that has been entered into but not yet commenced.
Some leases were terminated before the expiration of the lease term, the relevant right-of-use asset and the lease liability were derecognized with the difference amounted to RMB 2,173 recognized under operating costs and expenses in the consolidated statements of operations. The noncash decrease of operating lease right-of-use assets was RMB 12,019.

A summary of supplemental information related to operating leases and financing leases were as follow:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating leases-Weighted average remaining lease term	0.84	1.66	1.82
Financing leases-Weighted average remaining lease term	2.28	1.53	0.85
Operating leases-Weighted average discount rate	7.49%	8.04%	6.41%
Financing leases-Weighted average discount rate	8.20%	8.39%	8.92%
The components of lease expense were as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost	42,447	47,905	33,207
Financing lease cost:
Amortization of right-of-use assets	161	204	190
Interest on lease liabilities	33	29	13
Short-term lease cost	10,612	13,902	7,710

Total	53,253	62,040	41,120

Supplemental information related to the Group’s leases were as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for operating leases	31,889	50,926	40,235
Cash paid for financing leases:
Operating cash flows from finance leases	16	41	41
Financing cash flows from finance leases	169	192	164
Non-cash
ROU assets in exchange for new lease liabilities:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating leases	58,329	28,021	10,220
Financing leases	304	19	—

The following is a maturity analysis as of December 31, 2022:

	As of December 31,
	2022
	Operating Leases	Financing Leases
	RMB	RMB
2023	9,559	75
2024	3,767	—
2025	1,367	—
2026 and thereafter	—	—
Subtotal	14,693	75
Less: imputed interest	(711)	(2)

Lease liabilities	13,982	73